ASHPORT MUTUAL FUNDS
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                                Supplement dated
                              June 1, 2004 to the
                                Prospectus dated
                                 March 26, 2004
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                                 LARGE CAP FUND
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                               SMALL/MID CAP FUND
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                            GLOBAL FIXED INCOME FUND
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The following information supplements the information under Annual Fund
Operating Expenses:

Effective June 1, 2004, the Adviser has undertaken, in writing, to limit each Fund's Total Annual Fund Operating Expenses to 2.5%. The expense cap is computed daily at the Fund level which may cause certain Fund shares classes to go above the expense cap. The portion of the expense cap is called the Fee Waiver & Expense Reimbursement and may be recovered by the Adviser during the next three years after the end of the fiscal year when the expenses were incurred. After that period the Funds are not obligated to pay any such fees.


THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE CURRENT PROSPECTUS.

For more information please call Ashport Mutual Funds at 888-282-2290 or go to www.ashport.com


Ashport Mutual Funds
SEC File Number:  811-10301